Related Parties - Summary of Aggregate Amounts of AB InBev's Interest (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of joint ventures [line items]
Non-current assets	$ 213,822	$ 222,166
Current assets	18,281	23,960
Non-current liabilities	125,740	129,695
Current liabilities	34,459	36,211
Result from operations	17,106	17,152	$ 12,882
Profit attributable to equity holders of AB InBev	4,368	7,996	1,241
Jointly controlled entities [member]
Disclosure of joint ventures [line items]
Non-current assets	11	12	11
Current assets	5	5	5
Non-current liabilities	9	11	9
Current liabilities	12	6	6
Result from operations	4	(3)	(6)
Profit attributable to equity holders of AB InBev	$ 3	$ (3)	$ (7)